Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Taxation
Income tax expense	$ 1,666	$ 1,596	$ 3,348	$ 2,920
Applicable tax rate used for reconciliation			15.00%